Submission	Jun. 11, 2026
Submission [Line Items]
Central Index Key	0000883265
Registrant Name	Invesco Trust for Investment Grade New York Municipals
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES